UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09395

 NAME OF REGISTRANT:                     Third Avenue Variable Series
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 622 Third Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  W. James Hall III
                                         622 Third Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-888-5222

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Third Ave Value Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AMBAC FINANCIAL GROUP, INC.                                                                 Agenda Number:  933021002
--------------------------------------------------------------------------------------------------------------------------
        Security:  023139108
    Meeting Type:  Annual
    Meeting Date:  05-May-2009
          Ticker:  ABK
            ISIN:  US0231391089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       MICHAEL A. CALLEN                                         Mgmt          For                            For
       JILL M. CONSIDINE                                         Mgmt          For                            For
       PAUL R. DEROSA                                            Mgmt          For                            For
       PHILIP N. DUFF                                            Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For
       LAURA S. UNGER                                            Mgmt          For                            For
       HENRY D. G. WALLACE                                       Mgmt          For                            For
       DAVID W. WALLIS                                           Mgmt          For                            For

2      RATIFY SELECTION OF KPMG LLP AS INDEPENDENT               Mgmt          For                            For
       AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 AVX CORPORATION                                                                             Agenda Number:  932925463
--------------------------------------------------------------------------------------------------------------------------
        Security:  002444107
    Meeting Type:  Annual
    Meeting Date:  23-Jul-2008
          Ticker:  AVX
            ISIN:  US0024441075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KENSUKE ITOH                                              Mgmt          For                            For
       YUZO YAMAMURA                                             Mgmt          For                            For
       DONALD B. CHRISTIANSEN                                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS,      Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING MARCH 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF NEW YORK MELLON CORP.                                                               Agenda Number:  933014805
--------------------------------------------------------------------------------------------------------------------------
        Security:  064058100
    Meeting Type:  Annual
    Meeting Date:  14-Apr-2009
          Ticker:  BK
            ISIN:  US0640581007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RUTH E. BRUCH                                             Mgmt          For                            For
       NICHOLAS M. DONOFRIO                                      Mgmt          For                            For
       GERALD L. HASSELL                                         Mgmt          For                            For
       EDMUND F. KELLY                                           Mgmt          For                            For
       ROBERT P. KELLY                                           Mgmt          For                            For
       RICHARD J. KOGAN                                          Mgmt          For                            For
       MICHAEL J. KOWALSKI                                       Mgmt          For                            For
       JOHN A. LUKE, JR.                                         Mgmt          For                            For
       ROBERT MEHRABIAN                                          Mgmt          For                            For
       MARK A. NORDENBERG                                        Mgmt          For                            For
       CATHERINE A. REIN                                         Mgmt          For                            For
       WILLIAM C. RICHARDSON                                     Mgmt          For                            For
       SAMUEL C. SCOTT III                                       Mgmt          For                            For
       JOHN P. SURMA                                             Mgmt          For                            For
       WESLEY W. VON SCHACK                                      Mgmt          For                            For

02     PROPOSAL TO APPROVE THE ADVISORY (NON-BINDING)            Mgmt          For                            For
       RESOLUTION RELATING TO 2008 EXECUTIVE COMPENSATION.

03     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANT.

04     STOCKHOLDER PROPOSAL WITH RESPECT TO CUMULATIVE           Shr           Against                        For
       VOTING.

05     STOCKHOLDER PROPOSAL REQUESTING A 75% RETENTION           Shr           Against                        For
       POLICY FOR SHARES ACQUIRED THROUGH COMPENSATION
       PLANS.




--------------------------------------------------------------------------------------------------------------------------
 BRONCO DRILLING COMPANY, INC.                                                               Agenda Number:  932938155
--------------------------------------------------------------------------------------------------------------------------
        Security:  112211107
    Meeting Type:  Special
    Meeting Date:  14-Aug-2008
          Ticker:  BRNC
            ISIN:  US1122111073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED          Mgmt          Against                        Against
       AS OF JANUARY 23, 2008, BY AND AMONG ALLIS-CHALMERS
       ENERGY INC., BRONCO DRILLING COMPANY, INC.
       AND ELWAY MERGER SUB, INC., AS AMENDED BY THE
       FIRST AMENDMENT THERETO, DATED AS OF JUNE 1,
       2008, PURSUANT TO WHICH BRONCO DRILLING COMPANY,
       INC. WILL MERGE WITH AND INTO ELWAY MERGER
       SUB, LLC.

02     TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING         Mgmt          Against                        Against
       OF BRONCO STOCKHOLDERS, IF NECESSARY OR APPROPRIATE,
       TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE
       ADOPTION OF THE MERGER AGREEMENT, AS AMENDED
       BY THE FIRST AMENDMENT THERETO.




--------------------------------------------------------------------------------------------------------------------------
 BRONCO DRILLING COMPANY, INC.                                                               Agenda Number:  932963514
--------------------------------------------------------------------------------------------------------------------------
        Security:  112211107
    Meeting Type:  Annual
    Meeting Date:  17-Nov-2008
          Ticker:  BRNC
            ISIN:  US1122111073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D. FRANK HARRISON                                         Mgmt          For                            For
       GARY C. HILL                                              Mgmt          For                            For
       DAVID W. HOUSE                                            Mgmt          For                            For
       DAVID L. HOUSTON                                          Mgmt          For                            For
       WILLIAM R. SNIPES                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD ASSET MANAGEMENT INC.                                                            Agenda Number:  933032625
--------------------------------------------------------------------------------------------------------------------------
        Security:  112585104
    Meeting Type:  Annual and Special
    Meeting Date:  05-May-2009
          Ticker:  BAM
            ISIN:  CA1125851040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARCEL R. COUTU                                           Mgmt          For                            For
       MAUREEN KEMPSTON DARKES                                   Mgmt          For                            For
       LANCE LIEBMAN                                             Mgmt          For                            For
       G. WALLACE F. MCCAIN                                      Mgmt          For                            For
       FRANK J. MCKENNA                                          Mgmt          For                            For
       JACK M. MINTZ                                             Mgmt          For                            For
       PATRICIA M. NEWSON                                        Mgmt          For                            For
       JAMES A. PATTISON                                         Mgmt          For                            For

02     THE APPOINTMENT OF THE EXTERNAL AUDITOR AND               Mgmt          For                            For
       AUTHORIZING THE DIRECTORS TO SET ITS REMUNERATION;

03     THE 2009 PLAN RESOLUTION.                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG HOLDINGS LTD                                                                       Agenda Number:  701902175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  Annual
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Ms. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          For                            For
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution


--------------------------------------------------------------------------------------------------------------------------
 CHONG HING BANK LTD                                                                         Agenda Number:  701868208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1582S105
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2009
          Ticker:
            ISIN:  HK1111036765
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the financial statements and            Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Approve to declare the final cash dividend for            Mgmt          For                            For
       the YE 31 DEC 2008 of HKD 0.05 per share

3.1    Re-elect Mr. Alfred Cheuk Yu Chow as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Timothy George Freshwater as a               Mgmt          For                            For
       Director

3.3    Re-elect Mr. Christopher Kwun Shing Liu as a              Mgmt          For                            For
       Director

3.4    Re-elect Mr. Liu Lit Man as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. Tsang Chiu Wing as a Director                Mgmt          For                            For

3.6    Re-elect Mr. Wong Har Kar as a Director                   Mgmt          For                            For

3.7    Approve to fix the Directors' fee for the YE              Mgmt          For                            For
       31 DEC 2009 at HKD 120,000 for the Executive
       Chairman, HKD 130,000 for each of the Independent
       Non-executive Directors, HKD 130,000 for each
       of the Non-executive Directors with Committee
       responsibilities, and HKD 70,000 for each of
       the other Directors

4.     Re-appoint Deloitte Touche Tohmatsu the Bank's            Mgmt          For                            For
       Auditors and authorize the Directors to fix
       the Auditor's remuneration

5.     Authorize the Directors, to purchase shares,              Mgmt          For                            For
       during the relevant period, subject to and
       in accordance with all applicable Laws the
       aggregate nominal amount of shares which may
       be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases shall not exceed 10% of
       the aggregate nominal amount of shares in issue
       at the date of the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Bank is required by law to be held]

6.     Authorize the Directors of the Bank, to allot,            Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Bank and to make or grant offers,
       agreements and options which might require
       the exercise of such powers during and after
       the end of the relevant period, the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted [whether pursuant to an option
       or otherwise] by the Directors of the Bank
       otherwise than pursuant to (i) any rights issue
       (ii) any scrip dividend or similar arrangement
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Bank in accordance with the
       Articles of Association of the Bank, or (iii)
       any exercise of options granted under the share
       option scheme of the Bank adopted on 25 APR
       2002, shall not exceed the aggregate of: (aa)
       20% of the aggregate nominal amount of the
       shares in the capital of the Bank in issue
       at the date of the passing of this resolution;
       and (bb) [if the directors are so authorized
       by a separate ordinary resolution of the shareholders
       of the Bank] the nominal amount of any share
       capital of the Bank repurchased by the Bank
       subsequent to the passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the meeting or the expiration
       of the within which the next AGM of the Bank
       is required by law to be held]

7.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       under Resolution 6 by adding the number of
       shares repurchased under Resolution 5 to the
       number of additional shares permitted to be
       allotted and issued as specified

8.    Amend the Articles 2, 57, 65, 75, 82A and 153             Mgmt          For                            For
       of the Articles of Association as specified



--------------------------------------------------------------------------------------------------------------------------
 CIMAREX ENERGY CO.                                                                          Agenda Number:  933024414
--------------------------------------------------------------------------------------------------------------------------
        Security:  171798101
    Meeting Type:  Annual
    Meeting Date:  20-May-2009
          Ticker:  XEC
            ISIN:  US1717981013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JERRY BOX                           Mgmt          For                            For

1B     ELECTION OF DIRECTOR: PAUL D. HOLLEMAN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: MICHAEL J. SULLIVAN                 Mgmt          For                            For

2      RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 CIT GROUP INC.                                                                              Agenda Number:  933031433
--------------------------------------------------------------------------------------------------------------------------
        Security:  125581108
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  CIT
            ISIN:  US1255811085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: MICHAEL A. CARPENTER                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WILLIAM M. FREEMAN                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: SUSAN M. LYNE                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: MARIANNE MILLER PARRS               Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JEFFREY M. PEEK                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN R. RYAN                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: CHRISTOPHER H. SHAYS                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: SEYMOUR STERNBERG                   Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PETER J. TOBIN                      Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LOIS M. VAN DEUSEN                  Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS CIT'S INDEPENDENT AUDITORS FOR 2009.

03     TO APPROVE AMENDING THE LONG-TERM INCENTIVE               Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       THEREUNDER.

04     TO APPROVE AMENDING THE EMPLOYEE STOCK PURCHASE           Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE
       THEREUNDER.

05     TO APPROVE THE ISSUANCE OF THE INCREMENTAL SHARES         Mgmt          For                            For
       OF OUR COMMON STOCK, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT.

06     TO APPROVE THE COMPENSATION FOR CIT'S EXECUTIVES,         Mgmt          For                            For
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 COVANTA HOLDING CORPORATION                                                                 Agenda Number:  933035760
--------------------------------------------------------------------------------------------------------------------------
        Security:  22282E102
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  CVA
            ISIN:  US22282E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID M. BARSE                                            Mgmt          For                            For
       RONALD J. BROGLIO                                         Mgmt          For                            For
       PETER C.B. BYNOE                                          Mgmt          For                            For
       LINDA J. FISHER                                           Mgmt          For                            For
       JOSEPH M. HOLSTEN                                         Mgmt          For                            For
       RICHARD L. HUBER                                          Mgmt          For                            For
       ANTHONY J. ORLANDO                                        Mgmt          For                            For
       WILLIAM C. PATE                                           Mgmt          For                            For
       ROBERT S. SILBERMAN                                       Mgmt          For                            For
       JEAN SMITH                                                Mgmt          For                            For
       CLAYTON YEUTTER                                           Mgmt          For                            For
       SAMUEL ZELL                                               Mgmt          For                            For

02     TO AMEND THE EQUITY AWARD PLAN FOR EMPLOYEES              Mgmt          For                            For
       AND OFFICERS TO PROVIDE FOR ADDITIONAL TYPES
       OF PERFORMANCE BASED AWARDS AND PERFORMANCE
       CRITERIA.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS COVANTA HOLDING CORPORATION'S INDEPENDENT
       AUDITORS FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 ENCANA CORPORATION                                                                          Agenda Number:  933020062
--------------------------------------------------------------------------------------------------------------------------
        Security:  292505104
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2009
          Ticker:  ECA
            ISIN:  CA2925051047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RALPH S. CUNNINGHAM                                       Mgmt          For                            For
       PATRICK D. DANIEL                                         Mgmt          For                            For
       IAN W. DELANEY                                            Mgmt          For                            For
       RANDALL K. ERESMAN                                        Mgmt          For                            For
       CLAIRE S. FARLEY                                          Mgmt          For                            For
       MICHAEL A. GRANDIN                                        Mgmt          For                            For
       BARRY W. HARRISON                                         Mgmt          For                            For
       VALERIE A.A. NIELSEN                                      Mgmt          For                            For
       DAVID P. O'BRIEN                                          Mgmt          For                            For
       JANE L. PEVERETT                                          Mgmt          For                            For
       ALLAN P. SAWIN                                            Mgmt          For                            For
       WAYNE G. THOMSON                                          Mgmt          For                            For
       CLAYTON H. WOITAS                                         Mgmt          For                            For

02     APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AT A REMUNERATION TO BE FIXED BY THE BOARD
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  933068810
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:  FCEA
            ISIN:  US3455501078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL P. ESPOSITO, JR                                   Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          For                            For
       LOUIS STOKES                                              Mgmt          For                            For
       STAN ROSS                                                 Mgmt          For                            For

02     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       JANUARY 31, 2010.




--------------------------------------------------------------------------------------------------------------------------
 GUOCO GROUP LTD                                                                             Agenda Number:  701728389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G42098122
    Meeting Type:  Annual
    Meeting Date:  21-Nov-2008
          Ticker:
            ISIN:  BMG420981224
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Declare a final dividend                                  Mgmt          For                            For

2.A    Approve the Directors' fee totaling HKD 2,050,000         Mgmt          For                            For
       for the YE 30 JUN 2008

2.B.1  Re-elect Mr. Kwek Leng Hai as a Director                  Mgmt          For                            For

2.B.2  Re-elect Mr. Kwek Leng San as a Director                  Mgmt          For                            For

2.B.3  Re-elect Mr. Tan Lim Heng as a Director                   Mgmt          For                            For

3.     Appoint Messrs. KPMG as the Auditors and authorize        Mgmt          For                            For
       the Board of Directors to fix their remuneration

4.     Approve the GuocoLand Limited Executives' Share           Mgmt          For                            For
       Option Scheme 2008, as specified

5.     Approve the GuocoLeisure Limited Executives'              Mgmt          For                            For
       Share Option Scheme 2008, as specified

6.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited, subject to and in accordance
       with all applicable laws and the Bye-laws of
       the Company, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws to be held]

6.B    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue on the date of passing of this resolution
       otherwise than pursuant to: i) a rights issue;
       ii) the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       iii) the exercise of any option under the Company's
       share option schemes; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on the shares of the Company in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-laws of the
       Company or any applicable laws to be held]

6.C    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6.A and 6.B, to extend the general mandate
       granted to the Directors of the Company to
       allot and issue shares pursuant to Resolution
       6.B, by an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 6.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG GROUP LTD                                                                         Agenda Number:  701724064
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30148111
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0010000088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Gerald Lokchung Chan as a Director           Mgmt          For                            For

3.B    Re-elect Mr. Ronnie Chichung Chan as a Director           Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company of all             Mgmt          For                            For
       the powers of the Company to purchase shares
       in the capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       of the Company which may be purchased by the
       Company on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission and The Stock
       Exchange under the Hong Kong Code on share
       repurchases pursuant to the approval, shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next Meeting
       of the Company is to be held by law]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company and to allot,
       issue or grant securities convertible into
       shares in the capital of the Company or options,
       warrants or similar rights to subscribe for
       any such shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution plus b) the nominal amount
       of share capital repurchased by the Company
       subsequent to the passing of this resolution
       up to maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution, otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into the shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company as specified, in
       respect of the Share Capital of the Company


--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701724088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  Annual
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final Dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Hon Kwan Cheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Dominic Chiu Fai Ho  as a Director           Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next meeting
       of the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company to allot issue
       or options, warrants or similar rights to subscribe
       for any shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and if the Directors are so authorized by a
       separate ordinary resolution of the shareholders
       of the Company set out as Resolution No. 5.C
       as specified, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to: i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          For                            For
       the powers of the Company referred to in Resolution
       No. 5.B, in respect of the share capital of
       the Company referred to in such resolution


--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701739926
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  Annual
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive and approve the Audited Accounts and              Mgmt          For                            For
       the Reports of the Directors and Auditors for
       the YE 30 JUN 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Lee Ka Kit as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. Lee Ka Shing as a Director                   Mgmt          For                            For

3.3    Re-elect Mr. Suen Kwok Lam as a Director                  Mgmt          For                            For

3.4    Re-elect Mr. Patrick Kwok Ping Ho as a Director           Mgmt          For                            For

3.5    Re-elect Mrs. Angelina Lee Pui Ling as a Director         Mgmt          For                            For

3.6    Re-elect Mr. Wu King Cheong as a Director                 Mgmt          For                            For

3.7    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] or any other stock exchange on which
       the shares of the Company may be listed and
       recognized by the Stock Exchange and the Securities
       and Futures Commission, on share repurchases
       for such purposes, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or the Companies
       Ordinance [Chapter 32 of the Laws of Hong Kong]
       to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options [including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company] during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

5.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by the
       addition to the aggregate nominal amount of
       share capital which may be allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with by the
       Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company pursuant to Resolution
       5.A, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company at the date of
       passing this resolution

6.     Amend Article 78 and Article 123 of the Articles          Mgmt          For                            For
       of Association of the Company as specified

--------------------------------------------------------------------------------------------------------------------------
 INVESTOR AB, STOCKHOLM                                                                      Agenda Number:  701856710
--------------------------------------------------------------------------------------------------------------------------
        Security:  W48102102
    Meeting Type:  Annual
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  SE0000107401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Election of Mr. Jacob Wallenberg as the Chairman          Non-Voting    No vote
       of the Meeting

2.     Drawing up and approval of the voting list                Non-Voting    No vote

3.     Approval of the agenda                                    Non-Voting    No vote

4.     Election of 2 persons to attest to the accuracy           Non-Voting    No vote
       of the minutes

5.     Decision on whether proper notice of the meeting          Non-Voting    No vote
       has been made

6.     Presentation of the annual report and the Auditors'       Non-Voting    No vote
       report, as well as of the consolidated financial
       statements and the Auditors' report for the
       Investor Group

7.     The President's address                                   Non-Voting    No vote

8.     Report on the work of the Board of Directors,             Non-Voting    No vote
       the Remuneration Committee, the Audit Committee
       and the Finance and Risk Committee

9.     Adopt the income statement and the balance sheet          Mgmt          No vote
       for the parent Company, as well as of the consolidated
       income statement and the consolidated balance
       sheet for the Investor Group

10.    Grant discharge from liability of the Members             Mgmt          No vote
       of the Board of Directors and the President

11.    Approve a dividend of SEK 4.00 per share and              Mgmt          For                           For
       that 03 APR 2009 shall be the record date for
       receipt of dividend

12.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Appoint the 10 Members of the Board
       of Directors and no Deputy Members of the Board
       of Directors

13.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Approve the total compensation to
       the Board of Directors of SEK 6,937,500 to
       be divided between, in aggregate, SEK 5,875,000
       (whereof SEK 1,875,000 to the Chairman and
       SEK 500,000 to each of the 8 remaining Members
       of the Board, which are not employed by the
       Company) in cash and in so-called synthetic
       shares and, in aggregate, SEK 1,062,500 in
       cash as remuneration for work in the committees
       of the Board of Directors and Auditors fees
       to be paid upon approval of their invoice at
       the 2007 AGM the registered auditing Company
       KPMG AB was elected as the Auditor for the
       period until the end of the AGM 2011 with the
       Certified Auditor Carl Lindgren as the Auditor
       in charge until further notice

14.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Re-Elect Messrs. Sune Carlsson, Borje
       Ekholm, Sirkka Hamalainen, Hakan Mogren, Grace
       Reksten Skaugen, O. Griffith Sexton, Lena Treschow
       Torell, Jacob Wallenberg and Peter Wallenberg
       Jr. as the Members of the Board of Directors;
       and Mr. Anders Scharp, has declined re-election
       and elect Mr. Gunnar Brock as a new Member
       of the Board of Director

15.    Amend the Section 12, 2nd paragraph, in the               Mgmt          For                           For
       Articles of Association is amended in accordance
       with the following: Section 12, 2nd paragraph
       as specified

16.A   Approve that the investor shall offer a total             Mgmt          For                           For
       remuneration in line with market conditions
       which will enable Investor to recruit and retain
       the most suitable executives, the remuneration
       to the Management shall consist of basic salary,
       variable salary, long-term variable remuneration
       programs, pensions and other remuneration,
       together, those elements constitute the total
       remuneration of the individual, basic salary,
       variable salary and long-term variable remuneration
       programs together constitute the salary of
       the employee, the basic salary will be reviewed
       annually and constitutes the basis for calculating
       variable salary, the variable salary is dependent
       upon the individual's capacity to meet yearly
       set goals, the long-term variable remuneration
       program is dealt with under item 16B, pension
       benefits shall, as in previous years, partly
       consist of a defined benefit pension plan and
       partly of a premium based pension plan, the
       ratio of pension provisions to basic salary
       depends on the age of the executive, the age
       of retirement for the President and other Executives
       shall be 60 years, other remunerations and
       benefits shall be on market terms and shall
       contribute to facilitating the Executive's
       discharge of his or her tasks, investor and
       executives may terminate the contract of employment
       at 6 months' notice and severance pay shall
       not exceed 24 months of basic salary

16.B   Approve the long-term variable remuneration               Mgmt          For                           For
       program for 2009 as specified

17.    Authorize the Board, during the period until              Mgmt          For                           For
       the next AGM, to decide on i] purchases of
       Investor's shares on NASDAQ OMX Stockholm AB
       and purchases in accordance with purchase offerings
       to shareholders, respectively, and on ii] transfer
       of Investor's shares on NASDAQ OMX Stockholm
       AB, or in a manner other than on NASDAQ OMX
       Stockholm AB including the right to decide
       on waiver of the shareholders' preferential
       rights and that payment may be effected other
       than in cash; repurchases may take place so
       that Investor's holding amounts to a maximum
       of 1/10 of all the shares in the Company, approve
       that transfer of Investor's shares, in a maximum
       number of 2,500,000 [or the higher number that
       may follow from a recalculation because of
       a split, bonus issue or similar action], to
       the employees in accordance with the long-term
       variable remuneration program described in
       Resolution 16B shall be possible the number
       of shares has been calculated with a certain
       margin as share price fluctuations during the
       period up and until the measurement period
       following the 2009 AGM may have an effect on
       the value of the program and, thus, on the
       number of shares to be included in the program
       the purpose of the proposed repurchase option
       is to give the Board of Directors wider freedom
       of action in the work with Investor's capital
       structure and, in accordance with what is described
       above, to give Investor the possibility to
       transfer shares to the employees, in addition,
       the repurchased shares are aimed to be used
       to secure the costs, including the social security
       payments, in connection with the long-term
       variable remuneration program and in connection
       with the allocation of synthetic shares as
       part of the remuneration to the Board of Directors
       [as regards synthetic shares, see the Nomination
       Committee's for decision below]

18.    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                           For
       PROPOSAL: Approve the resolution regarding
       the Nomination Committee

19.    Conclusion of the meeting                                 Non-Voting    For                           For



--------------------------------------------------------------------------------------------------------------------------
 JARDINE MATHESON HOLDINGS LTD                                                                  Agenda Number:  701894861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G50736100
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  BMG507361001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the financial statements             Mgmt          For                            For
       and the Independent Auditors report for the
       YE DEC 31 2008, and to declare a final dividend

2.     Re-elect Mr. Jenkin Hui as a Director                     Mgmt          For                            For

3.     Re-elect Mr. R. C. Kwok as a Director                     Mgmt          For                            For

4.     Re-elect Mr. James Riley as a Director                    Mgmt          For                            For

5.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

6.     Authorize the Directors during the relevant               Mgmt          Against                        Against
       period of all powers of the Company to allot
       or issue shares and to make and grant offers,
       agreements and options which would or might
       require shares to be allotted, issued or disposed
       of during or after the end of the relevant
       period up to an aggregate nominal amount of
       USD 52.1 million; the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       above paragraph, otherwise than pursuant to
       a rights issue [for the purposes of this resolution,
       rights issue' being an offer of shares or other
       securities to holders of shares or other securities
       on the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto [subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the Laws of, or the requirements
       of any recognized regulatory body or any Stock
       Exchange in, any territory], or the issue of
       shares pursuant to the Company's Employee Share
       Purchase Trust, shall not exceed USD 7.8 million;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       its own shares, subject to and in accordance
       with all applicable Laws and Regulations, during
       the relevant period; the aggregate nominal
       amount of shares of the Company which the Company
       may purchase pursuant to the approve this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting;
       approve this resolution shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put Warrants or financial instruments
       having similar effect [put Warrants] whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a Rights
       Issue [as specified in Resolution 6] the price
       which the Company may pay for shares purchased
       on exercise of Put Warrants shall not exceed
       15% more than the average of the market quotations
       for the shares for a period of not more than
       30 nor less than the 5 dealing days falling
       1 day prior to the date of any public announcement
       by the Company of the proposed issue of Put
       Warrants; [Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON, INC.                                                                            Agenda Number:  932930642
--------------------------------------------------------------------------------------------------------------------------
        Security:  524901105
    Meeting Type:  Annual
    Meeting Date:  22-Jul-2008
          Ticker:  LM
            ISIN:  US5249011058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DENNIS R. BERESFORD                                       Mgmt          For                            For
       W. ALLEN REED                                             Mgmt          For                            For
       ROGER W. SCHIPKE                                          Mgmt          For                            For
       NICHOLAS J. ST. GEORGE                                    Mgmt          For                            For
       MARK R. FETTING                                           Mgmt          For                            For
       SCOTT C. NUTTALL                                          Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     STOCKHOLDER PROPOSAL RELATING TO AN INDEPENDENT           Shr           Against                        For
       DIRECTOR SERVING AS THE CHAIRMAN OF THE BOARD.

04     STOCKHOLDER PROPOSAL RELATING TO AN ADVISORY              Shr           Against                        For
       VOTE ON EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 M.D.C. HOLDINGS, INC.                                                                       Agenda Number:  933008496
--------------------------------------------------------------------------------------------------------------------------
        Security:  552676108
    Meeting Type:  Annual
    Meeting Date:  27-Apr-2009
          Ticker:  MDC
            ISIN:  US5526761086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID E. BLACKFORD                                        Mgmt          For                            For
       STEVEN J. BORICK                                          Mgmt          For                            For

02     TO VOTE ON A SHAREOWNER PROPOSAL REGARDING THE            Shr           Against                        For
       CHAIRMAN AND CEO POSITIONS.

03     TO APPROVE THE SELECTION OF ERNST & YOUNG LLP             Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 MBIA INC.                                                                                   Agenda Number:  933021468
--------------------------------------------------------------------------------------------------------------------------
        Security:  55262C100
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:  MBI
            ISIN:  US55262C1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOSEPH W. BROWN                     Mgmt          Against                        Against

1B     ELECTION OF DIRECTOR: DAVID A. COULTER                    Mgmt          Against                        Against

1C     ELECTION OF DIRECTOR: CLAIRE L. GAUDIANI                  Mgmt          Against                        Against

1D     ELECTION OF DIRECTOR: DANIEL P. KEARNEY                   Mgmt          Against                        Against

1E     ELECTION OF DIRECTOR: KEWSONG LEE                         Mgmt          Against                        Against

1F     ELECTION OF DIRECTOR: LAURENCE H. MEYER                   Mgmt          Against                        Against

1G     ELECTION OF DIRECTOR: CHARLES R. RINEHART                 Mgmt          Against                        Against

1H     ELECTION OF DIRECTOR: JOHN A. ROLLS                       Mgmt          Against                        Against

1I     ELECTION OF DIRECTOR: RICHARD C. VAUGHAN                  Mgmt          Against                        Against

2      APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2005            Mgmt          For                            For
       OMNIBUS INCENTIVE PLAN TO INCREASE THE NUMBER
       OF SHARES TO 10,000,000 SHARES.

3      RESOLVED, THAT THE SHAREHOLDERS SUPPORT THE               Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S CEO FOR
       2008 AND HIS 2009 SALARY ON PAGE 53.

4      RESOLVED, THAT THE SHAREHOLDERS SUPPORT THE               Mgmt          For                            For
       COMPENSATION PAID TO THE COMPANY'S SENIOR EXECUTIVE
       OFFICERS AS A WHOLE FOR 2008 AND THEIR 2009
       SALARIES ON PAGE 54.

5      APPROVAL OF APPOINTMENT OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 MGIC INVESTMENT CORPORATION                                                                 Agenda Number:  933048565
--------------------------------------------------------------------------------------------------------------------------
        Security:  552848103
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  MTG
            ISIN:  US5528481030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KARL E. CASE                                              Mgmt          For                            For
       CURT S. CULVER                                            Mgmt          For                            For
       WILLIAM A. MCINTOSH                                       Mgmt          For                            For
       LESLIE M. MUMA                                            Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF MGIC INVESTMENT CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 MICROSOFT CORPORATION                                                                       Agenda Number:  932960013
--------------------------------------------------------------------------------------------------------------------------
        Security:  594918104
    Meeting Type:  Annual
    Meeting Date:  19-Nov-2008
          Ticker:  MSFT
            ISIN:  US5949181045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: STEVEN A. BALLMER                   Mgmt          No vote

02     ELECTION OF DIRECTOR: JAMES I. CASH JR.                   Mgmt          No vote

03     ELECTION OF DIRECTOR: DINA DUBLON                         Mgmt          No vote

04     ELECTION OF DIRECTOR: WILLIAM H. GATES III                Mgmt          No vote

05     ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN                Mgmt          No vote

06     ELECTION OF DIRECTOR: REED HASTINGS                       Mgmt          No vote

07     ELECTION OF DIRECTOR: DAVID F. MARQUARDT                  Mgmt          No vote

08     ELECTION OF DIRECTOR: CHARLES H. NOSKI                    Mgmt          No vote

09     ELECTION OF DIRECTOR: HELMUT PANKE                        Mgmt          No vote

10     APPROVAL OF  MATERIAL TERMS OF PERFORMANCE CRITERIA       Mgmt          No vote
       UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN.

11     APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION           Mgmt          No vote
       PLAN FOR NON-EMPLOYEE DIRECTORS.

12     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          No vote
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.

13     SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES               Shr           No vote
       ON INTERNET CENSORSHIP.

14     SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD             Shr           No vote
       COMMITTEE ON HUMAN RIGHTS.

15     SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE           Shr           No vote
       CONTRIBUTIONS.




--------------------------------------------------------------------------------------------------------------------------
 NABORS INDUSTRIES LTD.                                                                      Agenda Number:  933082062
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6359F103
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2009
          Ticker:  NBR
            ISIN:  BMG6359F1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EUGENE M. ISENBERG                                        Mgmt          For                            For
       WILLIAM T. COMFORT                                        Mgmt          For                            For

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       INDEPENDENT AUDITORS AND TO AUTHORIZE THE AUDIT
       COMMITTEE OF THE BOARD OF DIRECTORS TO SET
       AUDITORS' REMUNERATION.

03     SHAREHOLDER PROPOSAL TO ADOPT A PAY FOR SUPERIOR          Shr           Against                        For
       PERFORMANCE STANDARD IN THE COMPANY'S EXECUTIVE
       COMPENSATION PLAN FOR SENIOR EXECUTIVES.

04     SHAREHOLDER PROPOSAL REGARDING PAYMENTS FOLLOWING         Shr           Against                        For
       THE DEATH OF SENIOR EXECUTIVES.




--------------------------------------------------------------------------------------------------------------------------
 PARGESA HOLDING SA, GENEVE                                                                  Agenda Number:  701909636
--------------------------------------------------------------------------------------------------------------------------
        Security:  H60477207
    Meeting Type:  Annual
    Meeting Date:  07-May-2009
          Ticker:
            ISIN:  CH0021783391
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports

2.     Approve to allocate income and dividends of               Mgmt          For                            For
       CHF 2.62 per Bearer Share and 0.262 per Registered
       Share

3.     Grant discharge to the Board and to the Senior            Mgmt          For                            For
       Management

4.1    Elect Mr. Maximilien De Limburg Stirum as a               Mgmt          For                            For
       Director

4.2    Ratify Ernst Young SA and Deloitte SA as the              Mgmt          For                            For
       Auditors

5.     Transact other business                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 POSCO                                                                                       Agenda Number:  932998593
--------------------------------------------------------------------------------------------------------------------------
        Security:  693483109
    Meeting Type:  Annual
    Meeting Date:  27-Feb-2009
          Ticker:  PKX
            ISIN:  US6934831099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF BALANCE SHEET, INCOME STATEMENT,              Mgmt          For                            For
       AND THE STATEMENT OF APPROPRIATION OF RETAINED
       EARNINGS FOR THE 41TH FISCAL YEAR

02     PARTIAL AMENDMENTS TO ARTICLES OF INCORPORATION           Mgmt          For                            For

3A1    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       YOO, JANG-HEE

3A2    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       HAN, JOON-HO

3A3    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       LEE, YOUNG-SUN

3A4    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       KIM, BYUNG KI

3A5    ELECTION OF INDEPENDENT NON-EXECUTIVE DIRECTOR:           Mgmt          For                            For
       LEE, CHANG HEE

3B1    ELECTION OF AUDIT COMMITTEE MEMBER: LEE, CHANG            Mgmt          For                            For
       HEE

3C1    ELECTION OF EXECUTIVE DIRECTOR: CHUNG, JOON-YANG          Mgmt          For                            For
       (CEO CANDIDATE)

3C2    ELECTION OF EXECUTIVE DIRECTOR: LEE, DONG-HEE             Mgmt          For                            For

3C3    ELECTION OF EXECUTIVE DIRECTOR: HUR, NAM-SUK              Mgmt          For                            For

3C4    ELECTION OF EXECUTIVE DIRECTOR: CHUNG, KEEL-SOU           Mgmt          For                            For

04     APPROVAL OF LIMITS OF TOTAL REMUNERATION FOR              Mgmt          For                            For
       DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 RADIAN GROUP INC.                                                                           Agenda Number:  933050875
--------------------------------------------------------------------------------------------------------------------------
        Security:  750236101
    Meeting Type:  Annual
    Meeting Date:  13-May-2009
          Ticker:  RDN
            ISIN:  US7502361014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HERBERT WENDER                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: DAVID C. CARNEY                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: HOWARD B. CULANG                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: STEPHEN T. HOPKINS                  Mgmt          For                            For

1E     ELECTION OF DIRECTOR: SANFORD A. IBRAHIM                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JAMES W. JENNINGS                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RONALD W. MOORE                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JAN NICHOLSON                       Mgmt          For                            For

1I     ELECTION OF DIRECTOR: ROBERT W. RICHARDS                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: ANTHONY W. SCHWEIGER                Mgmt          For                            For

02     TO APPROVE THE AMENDMENT TO THE RADIAN GROUP              Mgmt          For                            For
       INC. 2008 EQUITY COMPENSATION PLAN.

03     TO APPROVE THE RADIAN GROUP INC. 2008 EMPLOYEE            Mgmt          For                            For
       STOCK PURCHASE PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS RADIAN'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701668432
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve to renew, for a duration commencing               Mgmt          Against                        Against
       on the date of the EGM and ending on 26 APR
       2010, the authorization set forth in Indent
       5 of Article 8 of the Articles of Association,
       and to replace, as a result of this resolution,
       such Indent 5 with the specified text

2.     Approve to renew, with effect as at the date              Mgmt          For                            For
       of the EGM and for a duration of 18 months,
       the share buy-back authorization set forth
       in Indent 1 of Article 12 of the Articles of
       Association, and to replace, as a result of
       this resolution, Indent 2 of Article 12 with
       the specified text; it being specified, insofar
       as necessary, that the authorizations related
       to the share buy-back authorization as these
       are set forth in Indents 3 and 4 of Article
       12 will continue to apply

3.     Approve to renew, with effect as at the date              Mgmt          For                            For
       of publication, in the Belgian Official Gazette,
       of an extract of the minutes of the EGM and
       for a duration of 3 years, the share buy-back
       authorization set forth in Indent 5 of Article
       12 of the Articles of Association, and to replace,
       as a result of this resolution, such Indent
       5 with the specified text

4.     Authorize the General Counsel, with right of              Mgmt          For                            For
       substitution, for the restatement of the Articles
       of Association as a result of the amendments
       set forth in the Resolutions 1, 2 and 3 and
       for the fulfillment of any other formalities
       necessary or useful in connection with such
       amendments




--------------------------------------------------------------------------------------------------------------------------
 RHJ INTERNATIONAL SA, BRUXELLES                                                             Agenda Number:  701685680
--------------------------------------------------------------------------------------------------------------------------
        Security:  B70883101
    Meeting Type:  Annual
    Meeting Date:  16-Sep-2008
          Ticker:
            ISIN:  BE0003815322
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Approve the non-consolidated financial statements         Mgmt          For                            For
       for the FYE 31 MAR 2008, including the following
       allocation of results: Loss for the FY: - JPY
       [5,678] million; Profit carried forward from
       the preceding FY: + JPY 3,956 million; Result
       to be allocated: - JPY (1,722) million Loss
       to be carried forward: - JPY (1,722) million

2.     Grant discharge and release to Messrs. D. Ronald          Mgmt          For                            For
       Daniel, Timothy C. Collins, Leonhard Fischer,
       Harvey Golub, Victor Halberstadt, Bjorn Konig,
       Jun Makihara, Lord Jacob Rothschild and Jeremy
       W. Sillem for the performance of their duties
       as Directors during the FYE 31 MAR 2008

3.     Grant a discharge and release to KPMG Reviseurs           Mgmt          For                            For
       D'Entreprises [represented by Mr. Benoit Van
       Roost, partner] for the performance of their
       duties during the FYE 31 MAR 2008

4.     Re-appoint Mr. Timothy C. Collins as a Director           Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

5.     Re-appoint Mr. D. Leonhard Fischer as a Director          Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

6.     Re-appoint Mr. D. Ronald Daniel as a Director             Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

7.     Re-appoint Mr. Harvey Golub as a Director until           Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

8.     Re-appoint Mr. Bjorn Konig as a Director until            Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

9.     Re-appoint Mr. Jun Makihara as a Director until           Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

10.    Re-appoint Mr. Jeremy W. Sillem as a Director             Mgmt          For                            For
       until immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

11.    Appoint Dr. Mathias Dopfner as a Director until           Mgmt          For                            For
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

12.    Appoint Mr. Gerd Hausler as a Director until              Mgmt          For                            For
       immediately after the Annual Shareholders'
       Meeting which shall be invited to approve the
       non-consolidated financial statements for the
       FYE 31 MAR 2011

13.    Approve the granting to Messrs. Harvey Golub,             Mgmt          For                            For
       Bjorn Konig, Jun Makihara, Jeremy W. Sillem,
       Mathias Dopfner and Gerd Hausler, of a fixed
       remuneration of EUR 100,000 per year as compensation
       for their services as Directors during each
       relevant FY

14.    Approve the granting to Mr. D. Ronald Daniel              Mgmt          For                            For
       of a fixed remuneration of EUR 250,000 per
       year as compensation for his services as Director
       during each relevant FY

15.    Acknowledge that Messrs. Bjorn Konig, Jun Makihara,       Mgmt          For                            For
       Jeremy W. Sillem and Mathias Dopfner comply
       with the family and financial criteria of independence
       set out in Article 524 Section 4, second indent
       of the Belgian Companies Code

16.    Acknowledge that none of the criteria specified           Mgmt          For                            For
       in Article 524 Section 4, second indent, 2
       and 3 of the Belgian Companies Code and which
       would otherwise prevent them from being independent,
       are met by Messrs. Bjorn Konig, Jun Makihara,
       Jeremy W. Sillem and Mathias Dopfner

17.    Acknowledge that, in the opinion of the Company,          Mgmt          For                            For
       Messrs. Bjorn Konig, Jun Makihara, Jeremy W.
       Sillem and Mathias Dopfner do not have any
       relationship with a Company which could compromise
       their independence

18.    Re-appoint KPMG Reviseurs d'Entreprises [represented      Mgmt          For                            For
       by Mr. Benoit Van Roost, partner] as the Statutory
       Auditor for review of the consolidated financial
       statements and for a period of 3 years until
       immediately after the annual shareholders'
       meeting which shall be invited to approve the
       consolidated financial statements for the FYE
       31 MAR 2011

19.    Approve, pursuant to Article 556 of the Belgian           Mgmt          For                            For
       Companies Code, any provision granting to the
       holders of any bonds, [mandatory] convertible
       bonds or notes that the Company may issue within
       the 12 months this annual shareholders meeting,
       in 1 or several offerings and trenches, denominated
       either in EUR, USD or JPY, with a maturity
       or maturities not exceeding 30 years, for a
       maximum amount of EUR 1bn [or the USD or JPY
       equivalent thereof], the right to obtain the
       redemption of the bonds, [mandatory] convertible
       bonds or notes for an amount not in excess
       of 110% of principal amount plus accrued and
       unpaid interest, in the event of a change of
       control of the Company, as may be provided
       in the terms and conditions relating to such
       bonds, [mandatory] convertible bonds or notes,
       any such issue of bonds, [mandatory] convertible
       bonds or notes shall be disclosed through a
       press release, which shall summarize the applicable
       change of control provision and mention the
       total amount of bonds, [mandatory] convertible
       bonds or notes already issued by the Company
       and subject to a change of control provision
       approved under the present resolution




--------------------------------------------------------------------------------------------------------------------------
 RUSS BERRIE AND COMPANY, INC.                                                               Agenda Number:  932927645
--------------------------------------------------------------------------------------------------------------------------
        Security:  782233100
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2008
          Ticker:  RUS
            ISIN:  US7822331002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RAPHAEL BENAROYA                                          Mgmt          For                            For
       MARIO CIAMPI                                              Mgmt          For                            For
       BRUCE G. CRAIN                                            Mgmt          For                            For
       FREDERICK J. HOROWITZ                                     Mgmt          For                            For
       LAUREN KRUEGER                                            Mgmt          For                            For
       SALVATORE M. SALIBELLO                                    Mgmt          For                            For
       JOHN SCHAEFER                                             Mgmt          For                            For
       MICHAEL ZIMMERMAN                                         Mgmt          For                            For

02     APPROVAL OF THE RUSS BERRIE AND COMPANY, INC.             Mgmt          For                            For
       EQUITY INCENTIVE PLAN.

03     APPROVAL OF THE RUSS BERRIE AND COMPANY, INC.             Mgmt          For                            For
       2009 EMPLOYEE STOCK PURCHASE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 SYCAMORE NETWORKS, INC.                                                                     Agenda Number:  932978654
--------------------------------------------------------------------------------------------------------------------------
        Security:  871206108
    Meeting Type:  Annual
    Meeting Date:  06-Jan-2009
          Ticker:  SCMR
            ISIN:  US8712061089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       DANIEL E. SMITH                                           Mgmt          For                            For

2      TO AUTHORIZE THE BOARD OF DIRECTORS, IN ITS               Mgmt          For                            For
       DISCRETION, TO AMEND SYCAMORE'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO EFFECT
       A REVERSE STOCK SPLIT OF ITS OUTSTANDING COMMON
       STOCK AT A RATIO OF (I) ONE-FOR-FIVE, (II)
       ONE-FOR-SEVEN, OR (III) ONE-FOR-TEN, AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

3      TO APPROVE SYCAMORE'S 2009 STOCK INCENTIVE PLAN.          Mgmt          For                            For

4      TO APPROVE SYCAMORE'S 2009 NON-EMPLOYEE DIRECTOR          Mgmt          For                            For
       STOCK OPTION PLAN.

5      TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS SYCAMORE'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       JULY 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 TEJON RANCH CO.                                                                             Agenda Number:  933048781
--------------------------------------------------------------------------------------------------------------------------
        Security:  879080109
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  TRC
            ISIN:  US8790801091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GEOFFREY L. STACK                                         Mgmt          For                            For
       MICHAEL H. WINER                                          Mgmt          For                            For

02     RATIFICATION OF ERNST AND YOUNG, LLP AS THE               Mgmt          For                            For
       COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 TELLABS, INC.                                                                               Agenda Number:  933011354
--------------------------------------------------------------------------------------------------------------------------
        Security:  879664100
    Meeting Type:  Annual
    Meeting Date:  01-May-2009
          Ticker:  TLAB
            ISIN:  US8796641004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: BO HEDFORS                          Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL E. LAVIN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JAN H. SUWINSKI                     Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S        Mgmt          For                            For
       INDEPENDENT AUDITORS FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 THE ST. JOE COMPANY                                                                         Agenda Number:  933027294
--------------------------------------------------------------------------------------------------------------------------
        Security:  790148100
    Meeting Type:  Annual
    Meeting Date:  12-May-2009
          Ticker:  JOE
            ISIN:  US7901481009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL L. AINSLIE                                        Mgmt          For                            For
       HUGH M. DURDEN                                            Mgmt          For                            For
       THOMAS A. FANNING                                         Mgmt          For                            For
       WM. BRITTON GREENE                                        Mgmt          For                            For
       ADAM W. HERBERT, JR.                                      Mgmt          For                            For
       DELORES M. KESLER                                         Mgmt          For                            For
       JOHN S. LORD                                              Mgmt          For                            For
       WALTER L. REVELL                                          Mgmt          For                            For

02     APPROVAL OF THE ST. JOE COMPANY 2009 EQUITY               Mgmt          For                            For
       INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE 2009 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 TOYOTA INDUSTRIES CORPORATION                                                               Agenda Number:  701996730
--------------------------------------------------------------------------------------------------------------------------
        Security:  J92628106
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2009
          Ticker:
            ISIN:  JP3634600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Adopt Restriction
       to the   Rights for Odd-Lot Shares, Allow Use
       of Treasury Shares for Odd-Lot Purchases

3.1    Appoint a Director - Tadashi Ishikawa                     Mgmt          For                            For

3.2    Appoint a Director - Tetsuro Toyoda                       Mgmt          For                            For

3.3    Appoint a Director - Norio Sato                           Mgmt          For                            For

3.4    Appoint a Director - Tatsuo Matsuura                      Mgmt          For                            For

3.5    Appoint a Director - Akira Imura                          Mgmt          For                            For

3.6    Appoint a Director - Shigetaka Yoshida                    Mgmt          For                            For

3.7    Appoint a Director - Masafumi Kato                        Mgmt          For                            For

3.8    Appoint a Director - Yasuharu Toyoda                      Mgmt          For                            For

3.9    Appoint a Director - Yutaka Murodono                      Mgmt          For                            For

3.10   Appoint a Director - Kazunori Yoshida                     Mgmt          For                            For

3.11   Appoint a Director - Kosaku Yamada                        Mgmt          For                            For

3.12   Appoint a Director - Toshiyuki Sekimori                   Mgmt          For                            For

3.13   Appoint a Director - Kimpei Mutsuya                       Mgmt          For                            For

3.14   Appoint a Director - Tatsuro Toyoda                       Mgmt          For                            For

4      Appoint a Corporate Auditor - Shinichi Saski              Mgmt          For                            For

5      Allow Board to Authorize Use of Stock Option              Mgmt          For                            For
       Plan

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Corporate Auditors




--------------------------------------------------------------------------------------------------------------------------
 WHARF HOLDINGS LTD                                                                             Agenda Number:  701921771
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8800U127
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2009
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.A    Re-elect Mr. Peter K. C. Woo, as a Director               Mgmt          For                            For

3.B    Re-elect Mr. Stephen T. H. Ng as a Director               Mgmt          For                            For

3.C    Re-elect Ms. Doreen Y. F. Lee as a Director               Mgmt          For                            For

3.D    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          For                            For

3.E    Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.F    Re-elect Mr. James E. Thompson as a Director              Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company, during the relevant
       period, the aggregate nominal amount of shares
       which may be purchased on the Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the securities
       and futures Commission and the Stock Exchange
       of Hong Kong Limited under the Code on share
       repurchases pursuant to the approval, shall
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to allot, issue and deal
       with additional shares in the Capital of the
       Company and to make or grant offers, agreements,
       warrants, options and other securities during
       and after the relevant period, the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of this resolution,
       otherwise than pursuant to: [i] a Rights Issue
       [as specified], or [ii] any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this Resolution; plus [if the Directors are
       so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of share capital of the Company repurchased
       by the Company subsequent to the passing of
       this Resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this Resolution]; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, the general mandate granted to the               Mgmt          For                            For
       Directors of the Company to exercise the powers
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to ordinary Resolution 6, by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to ordinary Resolution 5,
       provided that such extended amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 WHEELOCK & CO LTD                                                                           Agenda Number:  701922292
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9553V106
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2009
          Ticker:
            ISIN:  HK0020000177
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management


1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the FYE
       31 DEC 2008

2.     Declare a final dividend for the FYE 31 DEC               Mgmt          For                            For
       2008

3.A    Re-elect Mr. Peter K. C. Woo as a Director                Mgmt          For                            For

3.B    Re-elect Mr. Paul Y. C. Tsui as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Alexander S. K. Au as a Director             Mgmt          For                            For

3.D    Re-elect Mr. Kenneth W. S. Ting as a Director             Mgmt          For                            For

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and The
       Stock Exchange of Hong Kong Limited under the
       Code on Share Repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the issued
       share capital of the Company; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of a) 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; plus b) the nominal
       amount of share capital repurchased [up to
       10% of the aggregate nominal amount of the
       issued share capital], otherwise than pursuant
       to i) a rights issue; or ii) any scrip dividend
       or similar arrangement; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

7.     Approve top extend the general mandate granted            Mgmt          For                            For
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with any additional shares of the Company
       pursuant to Resolution 6 by the addition of
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       purchased by the Company under the authority
       granted pursuant to Resolution 5, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Third Avenue Variable Series Trust
By (Signature)       /s/ David M. Barse
Name                 David M. Barse
Title                President
Date                 08/27/2009